Fixed assets - Schedule of fixed assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		$ 35,474	$ 18,841
Accumulated depreciation and amortization		(13,813)	(11,254)
Total fixed assets, net	$ 29,303	21,661	7,587
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		7,948	7,021
Computer equipment
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		3,092	1,557
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		3,264	3,152
Software
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		3,827	2,851
Internally developed software
Property, Plant and Equipment [Line Items]
Total fixed assets, gross		$ 17,343	$ 4,261